LAND USE RIGHTS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost (Note)	$ 60,325,199	$ 58,630,950	$ 57,845,574	$ 18,776,139
Less: Accumulated amortisation	(4,071,402)	(2,897,704)	(1,338,104)
Net carrying amount	$ 56,253,797	$ 55,733,246	$ 56,507,470